Grants and other liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Grants	1,013,954	1,028,765
Other Liabilities	185,731	201,002
Grants and other non-current liabilities	1,199,685	1,229,767